CERTAIN BALANCE SHEET COMPONENTS (Details 1) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 750	$ 750	$ 824
Less: accumulated depreciation	(581)	(523)	(459)
Property and equipment, net	169	227	365
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	643	643	717
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6	6	6
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 101	$ 101	$ 101